Expense Example - DWS Small Cap Growth Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 691
3 Years	945
5 Years	1,218
10 Years	1,996
Class T
Expense Example:
1 Year	370
3 Years	637
5 Years	924
10 Years	1,740
Class C
Expense Example:
1 Year	299
3 Years	644
5 Years	1,116
10 Years	2,420
Class R
Expense Example:
1 Year	149
3 Years	489
5 Years	853
10 Years	1,878
Class R6
Expense Example:
1 Year	91
3 Years	284
5 Years	493
10 Years	1,096
INST Class
Expense Example:
1 Year	98
3 Years	312
5 Years	544
10 Years	1,210
Class S
Expense Example:
1 Year	98
3 Years	312
5 Years	544
10 Years	$ 1,210